CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($) $ in Millions	Total	Share capital [member]	Other reserves [member]	Former parent net investment [member]	Fair value adjustments on marketable securities [member]	Fair value adjustments on equity securities [member]	Actuarial losses/gain from defined benefit plans [member]	Cumulative currency translation effects [member]	Total value adjustments [member]
Total invested capital, beginning balance (Previously stated [member]) at Dec. 31, 2017	$ 23,029			$ 22,942	$ 25		$ (25)	$ 87	$ 87
Total invested capital, beginning balance (Impact of change in accounting policies [member]) at Dec. 31, 2017	0			25	$ (25)				(25)
Total invested capital, beginning balance at Dec. 31, 2017	23,029			22,967			(25)	87	62
Net income/(loss)	53			53
Other comprehensive loss	(7)						33	(40)	(7)
Total comprehensive (loss)/income	46			53			33	(40)	(7)
Movements of financing provided to former parent, net	(288)			(288)
Other transactions with former parent	(59)			(59)
Other movements	0
Total Other movements	(347)			(347)
Total invested capital, ending balance at Jun. 30, 2018	22,728			22,673			8	47	55
Total invested capital, beginning balance at Dec. 31, 2018	22,639			22,650		$ (23)	(17)	29	(11)
Net income/(loss)	(499)		$ (390)	(109)
Other comprehensive loss	(8)					(2)	(7)	1	(8)
Total comprehensive (loss)/income	(507)		(390)	(109)		(2)	(7)	1	(8)
Movements of financing provided to former parent, net	(2,658)			(2,658)
Other transactions with former parent	(46)			(46)
Reclassification of deferred equity-compensation	(7)			(7)
Distribution by former parent of share capital		$ 20	19,812	(19,832)
Equity-based compensation	28		28
Other movements	3		1	2
Total Other movements	(2,680)	20	19,841	(22,541)
Total invested capital, ending balance at Jun. 30, 2019	$ 19,452	$ 20	$ 19,451	$ 0		$ (25)	$ (24)	$ 30	$ (19)